SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expected Dividends	0.00%	0.00%
Minimum [Member]
Expected Volatility	116.42%	123.40%
Expected Term	5 years	3 years 3 months
Risk Free Rate	1.88%	0.24%
Maximum [Member]
Expected Term	5 years 9 months	5 years 10 months 13 days
Risk Free Rate	3.70%	1.34%
Expected Volatility	130.18%	143.97%